Cash and cash equivalents and short-term financial assets - Short-term financial assets (Details) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Miscellaneous current assets [abstract]
Short-term financial assets due in one year or less	SFr 101,413		SFr 129,214
Net proceeds from maturity of short-term financial assets	SFr 27,801	SFr (99,006)